INFORMATION BY GEOGRAPHIC AREA (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 2,047	€ 2,017	€ 1,948
United States
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	806	832
France
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	772	699
Germany
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	248	269
Czech Republic
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	95	97
Other
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 126	€ 120